Offerings - Offering: 1	Jun. 17, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Amount Registered | shares	800,000
Proposed Maximum Offering Price per Unit	5.91
Maximum Aggregate Offering Price	$ 4,728,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 652.94
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers any additional shares of the Registrant's common stock that may become issuable under the Registrant's Amended & Restated 2013 Equity Incentive Plan as result of any future stock splits, stock dividends or similar adjustments of the Registrant's outstanding common stock. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act. The proposed maximum offering price per share is estimated based on the average of the high ($6.13) and low ($5.68) sales prices for the Registrant's common stock as reported by the Nasdaq Capital Market on June 11, 2026.